PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 1.8%
3,925	General Electric Company	$ 1,270,758

	AUTOMOTIVE - 1.9%
3,066	Tesla, Inc.(a)	1,336,132

	BANKING - 1.7%
3,961	JPMorgan Chase & Company	1,185,567

	BIOTECH & PHARMA - 8.1%
1,205	Eli Lilly & Company	1,331,525
7,800	Gilead Sciences, Inc.	1,048,554
4,854	Johnson & Johnson	1,093,752
1,540	Regeneron Pharmaceuticals, Inc.	946,761
2,623	Vertex Pharmaceuticals, Inc.(a)	1,173,897
		5,594,489
	COMMERCIAL SUPPORT SERVICES - 1.6%
5,234	Waste Management, Inc.	1,106,782

	DIVERSIFIED INDUSTRIALS - 1.7%
7,488	3M Company	1,146,637

	E-COMMERCE DISCRETIONARY - 2.3%
5,952	Amazon.com, Inc.(a)	1,610,849

	ELECTRIC UTILITIES - 3.4%
4,140	Constellation Energy Corporation	1,191,285
9,350	Duke Energy Corporation	1,147,526
		2,338,811
	INFRASTRUCTURE REIT - 1.8%
6,584	American Tower Corporation, Class A	1,230,945

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
3,650	CME Group, Inc.	998,421

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.4% (Continued)
1,334	Goldman Sachs Group, Inc	$ 1,368,097
		2,366,518
	INSURANCE - 3.3%
2,455	Berkshire Hathaway, Inc., Class B(a)	1,164,848
6,026	Progressive Corporation	1,147,350
		2,312,198
	INTERNET MEDIA & SERVICES - 7.4%
4,012	Alphabet, Inc., Class C	1,510,237
2,016	Meta Platforms, Inc., Class A	1,275,140
14,060	Netflix, Inc.(a)	1,209,441
16,751	Uber Technologies, Inc.(a)	1,179,270
		5,174,088
	LEISURE FACILITIES & SERVICES - 1.5%
3,734	McDonald's Corporation	1,042,533

	METALS & MINING - 1.6%
10,332	Newmont Corporation	1,134,557

	OIL & GAS PRODUCERS - 3.2%
6,205	Chevron Corporation	1,132,164
7,495	Exxon Mobil Corporation	1,088,724
		2,220,888
	RETAIL - CONSUMER STAPLES - 3.3%
1,237	Costco Wholesale Corporation	1,182,968
9,686	Walmart, Inc.	1,121,155
		2,304,123
	RETAIL - DISCRETIONARY - 3.2%
3,301	Home Depot, Inc.	1,046,879
7,804	TJX Companies, Inc.	1,207,669
		2,254,548
	SEMICONDUCTORS - 17.9%
6,111	Advanced Micro Devices, Inc.(a)	3,153,887
3,313	Applied Materials, Inc.	1,491,049
3,661	Broadcom, Inc.	1,635,625

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SEMICONDUCTORS - 17.9% (Continued)
804	KLA Corporation	$ 1,545,055
3,293	Micron Technology, Inc.	3,197,503
6,538	NVIDIA Corporation	1,380,433
		12,403,552
	SOFTWARE - 14.8%
3,013	Crowdstrike Holdings, Inc., Class A(a)	2,202,503
3,068	Microsoft Corporation	1,381,336
7,804	Oracle Corporation	1,761,987
8,993	Palantir Technologies, Inc., Class A(a)	1,407,764
7,997	Palo Alto Networks, Inc.(a)	2,252,675
6,495	Salesforce, Inc.	1,241,195
		10,247,460
	SPECIALTY FINANCE - 1.7%
3,693	American Express Company	1,168,724

	TECHNOLOGY HARDWARE - 6.5%
4,595	Apple, Inc.	1,433,916
9,175	Arista Networks, Inc.(a)	1,463,137
9,416	Corning, Inc.	1,705,803
		4,602,856
	TECHNOLOGY SERVICES - 3.9%
4,801	International Business Machines Corporation	1,429,738
3,837	Visa, Inc., Class A	1,252,243
		2,681,981
	TELECOMMUNICATIONS - 1.7%
24,615	Verizon Communications, Inc.	1,176,843

	TOBACCO & CANNABIS - 1.8%
17,567	Altria Group, Inc.	1,222,312

	TOTAL COMMON STOCKS (Cost $61,954,196)	69,134,151

PEAKSHARES RMR PRIME EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.2%
	FIXED INCOME - 0.2%
2,750	WisdomTree Floating Rate Treasury Fund	$ 138,408

	TOTAL EXCHANGE-TRADED FUND (Cost $138,489)	138,408

	TOTAL INVESTMENTS - 99.7% (Cost $62,092,685)	$ 69,272,559
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	193,652
	NET ASSETS - 100.0%	$ 69,466,211

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.